Changes in right-of-use assets: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 2,902,395	R$ 2,605,654
Acquisitions	746,573	826,101
Depreciation	(876,986)	(740,176)
Foreign currency translation adjustment	79,983	249,304
Right-of-use assets, beginning balance	2,780,037	2,902,395
Disposal	(71,928)	(38,488)
Rail cars member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	1,007,336	746,040
Acquisitions	102,648	244,199
Depreciation	(187,915)	(180,146)
Foreign currency translation adjustment	63,992	197,243
Right-of-use assets, beginning balance	986,061	1,007,336
Machinery and equipments member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	749,728	743,248
Acquisitions	281,113	227,690
Depreciation	(207,985)	(198,441)
Foreign currency translation adjustment	643	3,032
Right-of-use assets, beginning balance	793,254	749,728
Disposal	(30,245)	(25,801)
Ships [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	834,848	865,387
Acquisitions	258,201	258,193
Depreciation	(399,677)	(286,905)
Foreign currency translation adjustment	3,289	10,860
Right-of-use assets, beginning balance	696,661	834,848
Disposal		(12,687)
Buildings and constructions member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	259,896	212,170
Acquisitions	52,897	65,176
Depreciation	(52,997)	(54,712)
Foreign currency translation adjustment	11,849	37,262
Right-of-use assets, beginning balance	265,312	259,896
Disposal	(6,333)
Vehicles [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	33,888	26,286
Acquisitions	51,171	21,502
Depreciation	(24,078)	(14,473)
Foreign currency translation adjustment	135	573
Right-of-use assets, beginning balance	29,449	33,888
Disposal	(31,667)
Computer equipment [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance	16,699	12,523
Acquisitions	542	9,341
Depreciation	(4,334)	(5,499)
Foreign currency translation adjustment	75	334
Right-of-use assets, beginning balance	9,300	R$ 16,699
Disposal	R$ (3,682)